Note 6 - Deferred Costs Components (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Deferred implementation costs	$ 13,016	$ 10,766
Deferred financing costs	2,880	2,880
Less: Accumulated amortization	(11,709)	(9,273)
Deferred costs, net	$ 4,187	$ 4,373